As filed with the U.S. Securities and Exchange Commission on December 10, 2021

Securities Act File No. 002-88912

Investment Company Act File No. 811-03942

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 88	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 89	X

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey  07302-3973
(Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)

X  on December 30, 2021 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on (date) pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 30, 2021, the effectiveness of the registration statement for Lord Abbett Sustainable Municipal Bond Fund (the “Fund”) filed in Post-Effective Amendment No. 87, which was filed on September 30, 2021 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 88 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 87. Post-Effective Amendment No. 88 is not intended to amend or supersede information contained in Post-Effective Amendment No. 87, or otherwise affect the effectiveness of any prospectus or statement of additional information contained in Post-Effective Amendment No. 87 that relates to one or more other series of the Registrant.

This filing relates solely to Lord Abbett Sustainable Municipal Bond Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 10th day of December 2021.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY: /s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY: /s/ Michael J. Hebert
Michael J. Hebert
Principle Accounting Officer, Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
James L.L. Tullis*	Chairman and Director	December 10, 2021
James L.L. Tullis

Douglas B. Sieg*	President, CEO, and Director	December 10, 2021
Douglas B. Sieg

Evelyn E. Guernsey*	Director	December 10, 2021
Evelyn E. Guernsey

Julie A. Hill*	Director	December 10, 2021
Julie A. Hill

Kathleen M. Lutito*	Director	December 10, 2021
Kathleen M. Lutito

James M. McTaggart*	Director	December 10, 2021
James M. McTaggart

Charles O. Prince*	Director	December 10, 2021
Charles O. Prince

Karla M. Rabusch*	Director	December 10, 2021
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Director	December 10, 2021
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Director	December 10, 2021
Leah Song Richardson

Mark A. Schmid*	Director	December 10, 2021
Mark A. Schmid

*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 87 to Lord Abbett Municipal Income Fund, Inc.’s Registration Statement on Form N-1A on September 30, 2021, Accession Number 0000930413-21-001696.